Note 16 - Income Taxes	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	Income taxes

a) Provision for Income Tax

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2023	2022	2021
	$	$	$
Loss before income taxes	(10,048)	(22,577)	(17,289)
Tax rate	27.0%	27.0%	27.0%
Expected tax recovery	(2,713)	(6,095)	(4,668)

Change in statutory rates and foreign exchange rates	(319)	29	(288)
Permanent differences	(853)	383	272
Share issuance costs	(67)	(67)	(153)
Change in unrecognized deductible temporary difference	3,952	5,750	4,837
Total income tax expense (recovery)	-	-	-

b) Deferred Income Tax

The significant components of the Company’s deferred tax assets that have not been included on the consolidated statement of financial position are as follows:

	2023	2022	2021
	$	$	$
Non-capital losses carry-forward	20,768	16,968	10,971
Property and equipment	50	50	50
Share issuance costs	732	846	1,093
	21,550	17,864	12,114
Unrecognized deferred tax asset	(21,550)	(17,864)	(12,114)
Net deferred tax assets	-	-	-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included in the consolidated statements of financial position are as follows:

Type	Amount	Expiry
Non-capital losses carry-forward	$77,813,000	2037-2043
Property and equipment	186,000	N/A
Share issuance costs	2,713,000	2041-2044